ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other

US$ MILLIONS	2017	2016
Current:
Accounts receivable	$738	$395
Prepayments & other assets	100	109
Total current	$838	$504

Non-current:
Tax recovery receivables	$52	$55
Other assets	221	110
Total non-current	$273	$165